CLEARBRIDGE ALL CAP VALUE FUND

Schedule of Investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.9%
Interactive Media & Services - 1.7%
Meta Platforms Inc., Class A Shares	200,000	$24,068,000	*

Media - 0.6%
Gray Television Inc.	750,000	8,392,500

Wireless Telecommunication Services - 1.6%
T-Mobile US Inc.	170,000	23,800,000	*

TOTAL COMMUNICATION SERVICES		56,260,500

CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.0%
General Motors Co.	400,000	13,456,000

Hotels, Restaurants & Leisure - 1.8%
Bloomin’ Brands Inc.	700,000	14,084,000
Six Flags Entertainment Corp.	500,000	11,625,000	*

Total Hotels, Restaurants & Leisure		25,709,000

Household Durables - 0.8%
Sony Group Corp., ADR	150,000	11,442,000

Specialty Retail - 4.5%
AutoZone Inc.	10,000	24,661,800	*
Lithia Motors Inc.	45,000	9,213,300
Murphy USA Inc.	110,000	30,749,400

Total Specialty Retail		64,624,500

TOTAL CONSUMER DISCRETIONARY		115,231,500

CONSUMER STAPLES - 3.3%
Personal Products - 3.3%
Coty Inc., Class A Shares	1,500,000	12,840,000	*
Haleon PLC, ADR	2,000,000	16,000,000	*
Unilever PLC, LSE	349,995	17,670,492	(a)

TOTAL CONSUMER STAPLES		46,510,492

ENERGY - 11.9%
Energy Equipment & Services - 1.7%
Baker Hughes Co.	800,000	23,624,000

Oil, Gas & Consumable Fuels - 10.2%
APA Corp.	325,000	15,171,000
EQT Corp.	1,000,000	33,830,000
Hess Corp.	120,000	17,018,400
Pioneer Natural Resources Co.	100,000	22,839,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Suncor Energy Inc.	900,000	$28,557,000
TotalEnergies SE, ADR	450,000	27,936,000

Total Oil, Gas & Consumable Fuels		145,351,400

TOTAL ENERGY		168,975,400

FINANCIALS - 19.5%
Banks - 7.2%
M&T Bank Corp.	150,000	21,759,000
Signature Bank	150,000	17,283,000
Wells Fargo & Co.	1,250,000	51,612,500
Western Alliance Bancorp	200,000	11,912,000

Total Banks		102,566,500

Consumer Finance - 3.3%
Capital One Financial Corp.	150,000	13,944,000
OneMain Holdings Inc.	1,000,000	33,310,000

Total Consumer Finance		47,254,000

Diversified Financial Services - 2.4%
Equitable Holdings Inc.	625,000	17,937,500
Voya Financial Inc.	250,000	15,372,500

Total Diversified Financial Services		33,310,000

Insurance - 5.6%
American International Group Inc.	800,000	50,592,000
Fairfax Financial Holdings Ltd.	28,968	17,210,468
Unum Group	300,000	12,309,000

Total Insurance		80,111,468

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	1,100,000	14,300,000

TOTAL FINANCIALS		277,541,968

HEALTH CARE - 15.6%
Biotechnology - 4.1%
AbbVie Inc.	230,000	37,170,300
Gilead Sciences Inc.	240,000	20,604,000

Total Biotechnology		57,774,300

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	225,000	17,487,000

Health Care Providers & Services - 4.1%
CVS Health Corp.	340,000	31,684,600
UnitedHealth Group Inc.	50,000	26,509,000

Total Health Care Providers & Services		58,193,600

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.2%
Johnson & Johnson	300,000	$52,995,000
Pfizer Inc.	700,000	35,868,000

Total Pharmaceuticals		88,863,000

TOTAL HEALTH CARE		222,317,900

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.2%
BWX Technologies Inc.	180,000	10,454,400
Spirit AeroSystems Holdings Inc., Class A Shares	245,000	7,252,000

Total Aerospace & Defense		17,706,400

Airlines - 1.2%
Alaska Air Group Inc.	400,000	17,176,000	*

Building Products - 1.1%
Johnson Controls International PLC	250,000	16,000,000

Construction & Engineering - 1.8%
Quanta Services Inc.	180,000	25,650,000

Electrical Equipment - 1.0%
Eaton Corp. PLC	90,000	14,125,500

Machinery - 0.9%
CNH Industrial NV	750,000	12,045,000

Trading Companies & Distributors - 1.4%
GATX Corp.	180,000	19,141,200

TOTAL INDUSTRIALS		121,844,100

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 2.0%
Cisco Systems Inc.	600,000	28,584,000

IT Services - 4.1%
DXC Technology Co.	800,000	21,200,000	*
Euronet Worldwide Inc.	125,000	11,797,500	*
Fiserv Inc.	250,000	25,267,500	*

Total IT Services		58,265,000

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc.	70,000	6,816,600
Micron Technology Inc.	200,000	9,996,000
SMART Global Holdings Inc.	280,000	4,166,400	*

Total Semiconductors & Semiconductor Equipment		20,979,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	SHARES	VALUE
Software - 4.0%
Gen Digital Inc.	800,000	$17,144,000
NCR Corp.	400,000	9,364,000	*
Oracle Corp.	375,000	30,652,500

Total Software		57,160,500

TOTAL INFORMATION TECHNOLOGY		164,988,500

MATERIALS - 7.1%
Chemicals - 3.3%
Air Liquide SA	104,500	14,832,253	(a)
Corteva Inc.	400,000	23,512,000
Olin Corp.	170,000	8,999,800

Total Chemicals		47,344,053

Construction Materials - 1.1%
Vulcan Materials Co.	90,000	15,759,900

Metals & Mining - 2.7%
Freeport-McMoRan Inc.	400,000	15,200,000
Nucor Corp.	100,000	13,181,000
Wheaton Precious Metals Corp.	250,000	9,770,000

Total Metals & Mining		38,151,000

TOTAL MATERIALS		101,254,953

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent, Class A Shares	450,000	13,563,000
Weyerhaeuser Co.	350,002	10,850,062

TOTAL REAL ESTATE		24,413,062

UTILITIES - 8.4%
Electric Utilities - 3.2%
Constellation Energy Corp.	224,999	19,397,164
Exelon Corp.	600,000	25,938,000

Total Electric Utilities		45,335,164

Independent Power and Renewable Electricity Producers - 4.5%
AES Corp.	1,500,000	43,140,000
Vistra Corp.	900,000	20,880,000

Total Independent Power and Renewable Electricity Producers		64,020,000

Multi-Utilities - 0.7%
DTE Energy Co.	85,000	9,990,050

TOTAL UTILITIES		119,345,214

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,143,918,045)		1,418,683,589

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.845%	4,514,594	$4,514,594	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.024%	1,128,649	1,128,649	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,643,243)			5,643,243

TOTAL INVESTMENTS - 100.1% (Cost - $1,149,561,288)			1,424,326,832
Liabilities in Excess of Other Assets - (0.1)%			(1,360,082)

TOTAL NET ASSETS - 100.0%			$1,422,966,750

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2022, the total market value of investments in Affiliated Companies was $1,128,649 and the cost was $1,128,649 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
LSE	— London Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$28,840,000	$17,670,492	—	$46,510,492
Materials	86,422,700	14,832,253	—	101,254,953
Other Common Stocks	1,270,918,144	—	—	1,270,918,144

Total Long-Term Investments	1,386,180,844	32,502,745	—	1,418,683,589

Short-Term Investments†	5,643,243	—	—	5,643,243

Total Investments	$1,391,824,087	$32,502,745	—	$1,424,326,832

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2022. The following transactions were effected in such company for the period ended December 31, 2022.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,642,698	$5,925,532	5,925,532	$9,439,581	9,439,581	—	$17,046	—	$1,128,649

8